Liquidity and Capital Requirements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Liquidity And Capital Requirements [Line Items]
Cash and cash equivalents	$ 61,149	$ 103,778
Minimum net capital requirement	250
FAM
Liquidity And Capital Requirements [Line Items]
Net worth	$ 5,000
FAR commitment with addition to net worth (in percent)	1.00%
Liquidity (in percent)	20.00%
Net worth to total assets (in percent)	6.00%
Minimum tangible net worth required	$ 112,400
Tangible capital, actual	254,700
Cash	22,500
Cash and cash equivalents	28,700
Minimum adjusted net worth balance of capital requirements	139,800
Adjusted tangible net worth	100,907	$ 180,032
FAM | MISSOURI
Liquidity And Capital Requirements [Line Items]
Adjusted tangible net worth	$ 102,900